Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ (3,683,153)	$ 71,006	$ 165,184	$ (847,860)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense			129,204	0
Inventory reserve			56,500	0
Gain on bargain purchase options			(7,296,766)	0
Depreciation and amortization	650,902	113,868	1,016,969	451,246
Amortization of debt discount	1,554,668	1,603	1,670,480	34,193
Noncash operating lease expense	11,851	0
Options issued for services	297,800	0	1,492,499	0
Warrant issued for services	312,000	0	1,300,126	0
Loss on settlement of accrued liabilities			208,322	0
Change in fair value of embedded derivative	0	(4,385)	(9,195)	(48,727)
Inventory allowance			0	10,741
Gain on sale of property and equipment			0	(50,000)
Changes in operating assets and liabilities:
Accounts receivable	191,235	19,665	(330,654)	46,953
Prepaid expenses	(37,508)	(22,976)	(8,748)	5,576
Inventory			0	(56,500)
Deposits			(32,046)	0
Deferred revenue	0	(250,000)	(250,000)	75,000
Operating lease liability	(12,165)	0
Due to related parties			0	(12,607)
Accounts payable and accrued liabilities	24,342	(40,170)	853,335	17,714
Net Cash Used In Operating Activities	(690,028)	(111,417)	(1,034,790)	(374,271)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of archival images, property and equipment	(25,000)	0	(37,425)	(30,851)
Purchase of software	(31,570)	0
Proceeds for note receivable			0	50,000
Purchase of Photo File, Inc.			(1,515,000)	0
Net Cash Provided By (Used In) Investing Activities	(56,570)	0	(1,552,425)	19,149
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable			0	375,000
Repayment of loans payable	(2,464)	(2,000)	(96,801)	(7,041)
Proceeds from notes payable			150,000	35,000
Repayment of note payable			(170,000)	(125,000)
Repayment of note payable - related party	(3,740)	(3,740)	(33,060)	(15,049)
Proceeds from convertible notes payable, net	572,924	0	2,406,704	0
Proceeds from convertible notes payable, net - related party			500,000	0
Advances from related party	253,625	147,350	140,342	127,475
Proceeds from the sale of common stock			25,000	0
Purchase of treasury stock	0	(24,000)	(32,000)	(88,000)
Net Cash Provided By Financing Activities	820,345	117,610	2,890,185	302,385
Net Change in Cash	73,747	6,193	302,970	(52,737)
Cash - Beginning of Period	304,267	1,297	1,297	54,034
Cash - End of Period	378,014	7,490	304,267	1,297
Cash Paid During the Period for:
Interest	0	4,968	15,037	16,882
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assets acquired under operating leases	186,250	0
Purchase of third party notes by related party	0	212,500	212,500	0
Options issued to settle accrued liabilities			104,157	0
Beneficial conversion feature on convertible debt	$ 572,924	$ 0	2,956,704	0
Options issued for purchase of fixed assets			3,282,500	26,532
Notes payable issued for the settlement of accounts payable			$ 50,000	$ 0
Share issued for settlement liability			23,100	0
Expenses paid on behalf of the company			$ 0	$ 21,000